Income and expenses - Sale by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Sales by Geographical Area
Sales	$ 1,615,222	$ 2,242,002	[1]	$ 1,732,276	[1]
Spain
Sales by Geographical Area
Sales	183,969	242,733		244,574
Germany
Sales by Geographical Area
Sales	249,911	359,737		245,152
Italy
Sales by Geographical Area
Sales	99,796	138,796		94,590
Other EU Countries
Sales by Geographical Area
Sales	329,988	487,340		340,877
USA
Sales by Geographical Area
Sales	533,764	674,243		547,309
Rest of World
Sales by Geographical Area
Sales	$ 217,794	$ 339,153		$ 259,774

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.